Finance costs - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Finance Costs [Abstract]
Unwind of discount on convertible bonds	$ 22,502	$ 9,088	$ 0
Unwind of working capital facility costs	49	0	0
Unwind of discount on contingent consideration liabilities	2,201	9,546	7,575
Unwind of discount on provisions	445	256	279
Unwind of discount on contract liabilities	$ 137	$ 469	$ 644